Trade accounts payable, Aging of trade accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aging of trade accounts payable [Abstract]
Unbilled	R$ 9,808	R$ 5,230
Trade accounts payable	128,113	108,435	R$ 96,475
Falling Due [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	41,480	74,577
Overdue up to 30 days [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	41,291	12,097
Overdue from 30 to 60 Days [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	6,987	1,713
Overdue from 31 to 90 Days [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	6,749	2,479
Overdue from 91 to 180 Days [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	10,366	1,472
Overdue from 181 to 360 days [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	4,487	1,219
Overdue for More than 360 Days [Member]
Aging of trade accounts payable [Abstract]
Trade accounts payable	R$ 6,945	R$ 9,648